Expense Example, No Redemption - FidelityAdvisorNewInsightsFund-AMCIZPRO - FidelityAdvisorNewInsightsFund-AMCIZPRO - Fidelity Advisor New Insights Fund	Mar. 01, 2023 USD ($)
Fidelity Advisor New Insights Fund - Class A
Expense Example, No Redemption:
1 Year	$ 642
3 Years	786
5 Years	942
10 Years	1,395
Fidelity Advisor New Insights Fund - Class C
Expense Example, No Redemption:
1 Year	149
3 Years	462
5 Years	797
10 Years	1,540
Fidelity Advisor New Insights Fund - Class M
Expense Example, No Redemption:
1 Year	444
3 Years	642
5 Years	857
10 Years	1,476
Fidelity Advisor New Insights Fund - Class I
Expense Example, No Redemption:
1 Year	46
3 Years	144
5 Years	252
10 Years	567
Fidelity Advisor New Insights Fund - Class Z
Expense Example, No Redemption:
1 Year	34
3 Years	106
5 Years	185
10 Years	$ 418